RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

3.                                      RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In October 2009, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (ASU No. 2009-13) pertaining to multiple-deliverable revenue arrangements. The new guidance affects accounting and reporting for companies that enter into multiple-deliverable revenue arrangements with their customers when those arrangements are within the scope of Accounting Standards Codification (ASC) 605-25 “Revenue Recognition - Multiple-Element Arrangements”. The new guidance eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. The new guidance is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. This guidance did not have a material impact on our consolidated financial statements.

In April 2010, the FASB issued ASU No. 2010-17, Revenue Recognition — Milestone Method (ASU 2010-017). ASU 2010-017 provides guidance in applying the milestone method of revenue recognition to research or development arrangements. Under this guidance management may recognize revenue contingent upon the achievement of a milestone in its entirety, in the period in which the milestone is achieved, only if the milestone meets all the criteria within the guidance to be considered substantive. This ASU is effective on a prospective basis for research and development milestones achieved in fiscal years, beginning on or after June 15, 2010.  This guidance did not have a material impact on our consolidated financial statements as we have no material research and development arrangements which are accounted for under the milestone method.